CONSOLIDATED BALANCE SHEETS - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 137.3	$ 14.0
Accounts receivable	600.4	558.2
Contract assets	174.9	160.3
Income taxes	4.0	19.1
Inventories	250.7	240.4
Other current assets	112.9	121.1
Current assets	1,280.2	1,113.1
Non-current assets
Property, plant and equipment	3,153.0	3,379.0
Intangible assets	1,466.7	1,444.0
Goodwill	2,714.0	2,692.9
Right-of-use assets	161.1	130.9
Derivative financial instruments	625.5	679.8
Deferred income taxes	48.3	34.3
Loans to the parent corporation		701.1
Other assets	395.1	248.4
Non-current assets	8,563.7	9,310.4
Total assets	9,843.9	10,423.5
Current liabilities
Bank indebtedness	1.7	28.8
Advance from the parent corporation	16.9
Accounts payable, accrued charges and provisions	867.4	805.0
Deferred revenue	307.5	333.5
Income taxes	70.0	3.4
Current portion of long-term debt	27.1	44.9
Current portion of lease liabilities	37.2	34.0
Current liabilities	1,327.8	1,249.6
Non-current liabilities
Long-term debt	5,700.5	5,854.5
Non-current lease liabilities	166.0	136.5
Derivative financial instruments	28.4	2.1
Deferred income taxes	808.1	820.8
Other liabilities	392.7	332.2
Non-current liabilities	7,095.7	7,146.1
Equity
Capital stock	1,290.6	3,019.7
Contributed surplus	734.3	1.3
Deficit	(575.0)	(1,026.0)
Accumulated other comprehensive loss	(131.1)	(61.9)
Equity attributable to shareholders	1,318.8	1,933.1
Non-controlling interests	101.6	94.7
Total equity	1,420.4	2,027.8
Commitments, contingencies and subsequent events
Total liabilities and equity	$ 9,843.9	$ 10,423.5